Commitments (Details Narrative) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of reserve shares of common stock for consulting services	150,000
Share issued price per shares	$ 0.0001	$ 0.09
Third Party [Member]
Number of reserve shares of common stock for consulting services		100,000
Share issued price per shares		$ 0.0001